SCHEDULE VI - Supplementary Information for Property-Casualty Insurance Operations	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Abstract]
SCHEDULE VI - Supplementary Information for Property-Casualty Insurance Operations
FIDELIS INSURANCE HOLDINGS LIMITED AND SUBSIDIARIES
SCHEDULE VI - Supplementary Information for Property-Casualty Insurance Operations
For the years ended December 31, 2025, 2024 and 2023
(Expressed in millions of U.S. dollars)

	Deferred policy acquisition costs	Reserves for losses and loss adjustment expenses	Unearned premiums	Net premiums earned	Net investment income	Loss and loss expenses incurred related to current year	Loss and loss expenses incurred related to prior year	Policy acquisition expenses	Net paid losses and loss expenses	Net premiums written
2025	$1,085.0	$2,607.1	$4,384.8	$2,293.7	$184.0	$(1,092.8)	$3.0	$990.1	$1,582.7	$3,008.6
2024	877.9	3,134.3	3,651.5	2,258.1	190.5	(1,031.2)	(124.6)	999.7	595.2	2,394.6
2023	$786.6	$2,448.9	$3,149.5	$1,832.6	$119.5	$(761.7)	$62.9	$723.8	$439.5	$2,136.6